Risk Management and Fair Values (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Risk Management And Fair Values [Line Items]
Short-term bank loans and related interests	$ 1,606,930	$ 1,535,053
Trade and other payables	5,451,830	4,774,628
Related parties payables	154,137	1,150,129
Income tax payable		258,259
Total	7,282,509	7,718,069
Within 1 year [Member]
Risk Management And Fair Values [Line Items]
Short-term bank loans and related interests	1,606,930	1,535,053
Trade and other payables	5,451,830	4,774,628
Related parties payables	154,137	1,150,129
Income tax payable		258,259
Total	7,212,897	7,718,069
Over 1 year [member]
Risk Management And Fair Values [Line Items]
Short-term bank loans and related interests
Trade and other payables
Related parties payables
Income tax payable
Total